UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-2260

Value Line Larger Companies, Inc.
---------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2006
                        ------------------

Date of reporting period: September 30, 2006
                         -------------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 9/30/06 is included with this Form.

Value Line Larger Companies Fund, Inc.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                           September 30, 2006
--------------------------------------------------------------------------------

   Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCKS  (96.4%)
                 ADVERTISING  (2.1%)
      35,000     Omnicom Group, Inc.                                $  3,276,000
      49,000     WPP Group PLC ADR                                     3,024,770
                                                                    ------------
                                                                       6,300,770
                 AEROSPACE/DEFENSE  (2.1%)
      35,000     Lockheed Martin Corp.                                 3,012,100
      65,000     Raytheon Co.                                          3,120,650
                                                                    ------------
                                                                       6,132,750
                 AUTO & TRUCK  (3.2%)
      91,000     General Motors Corp.                                  3,026,660
      91,000     Honda Motor Co. Ltd. ADR                              3,060,330
      55,000     Volvo AB ADR                                          3,283,500
                                                                    ------------
                                                                       9,370,490
                 BANK  (3.2%)
      72,000     JPMorgan Chase & Co.                                  3,381,120
      51,000     State Street Corp.                                    3,182,400
      78,000     Wells Fargo & Co.                                     2,822,040
                                                                    ------------
                                                                       9,385,560
                 BEVERAGE - SOFT DRINK  (2.0%)
      63,000     Coca-Cola Co. (The)                                   2,814,840
      45,000     PepsiCo, Inc.                                         2,936,700
                                                                    ------------
                                                                       5,751,540
                 BIOTECHNOLOGY  (1.0%)
      42,000     Amgen, Inc. *                                         3,004,260

                 CABLE TV  (2.1%)
      90,000     Comcast Corp. Class A*                                3,312,900
     153,000     DIRECTV Group, Inc. (The) *                           3,011,040
                                                                    ------------
                                                                       6,323,940
                 CANADIAN ENERGY  (2.6%)
      53,000     EnCana Corp.                                          2,474,570
      81,000     Imperial Oil Ltd.                                     2,717,550
      35,000     Suncor Energy, Inc.                                   2,521,750
                                                                    ------------
                                                                       7,713,870
                 CHEMICAL - BASIC  (1.1%)
      73,000     E.I. du Pont de Nemours & Co.                         3,127,320

                 CHEMICAL - DIVERSIFIED  (1.9%)
      74,000     Monsanto Co.                                          3,478,740
     100,000     Norsk Hydro ASA ADR                                   2,251,000
                                                                    ------------
                                                                       5,729,740
                 COMPUTER & PERIPHERALS  (2.2%)
      45,000     Apple Computer, Inc. *                                3,466,350
      81,000     Hewlett-Packard Co.                                   2,971,890
                                                                    ------------
                                                                       6,438,240
                 COMPUTER SOFTWARE & SERVICES  (4.3%)
     100,000     Accenture Ltd. Class A                                3,171,000
      63,000     Infosys Technologies Ltd. ADR                         3,006,990
     214,000     Oracle Corp. *                                        3,796,360
      53,000     SAP AG ADR                                            2,623,500
                                                                    ------------
                                                                      12,597,850
                 DIVERSIFIED COMPANIES  (2.2%)
      47,000     Danaher Corp.                                         3,227,490
      77,000     Honeywell International, Inc.                         3,149,300
                                                                    ------------
                                                                       6,376,790
                 DRUG  (5.3%)
      71,000     Celgene Corp. *                                       3,074,300
      51,000     Eli Lilly & Co.                                       2,907,000
      52,000     Gilead Sciences, Inc. *                               3,572,400
      55,000     GlaxoSmithKline PLC ADR                               2,927,650
     144,000     Schering-Plough Corp.                                 3,180,960
                                                                    ------------
                                                                      15,662,310
                 ELECTRICAL EQUIPMENT  (1.0%)
      82,000     General Electric Co.                                  2,894,600

                 ELECTRICAL UTILITY - CENTRAL  (1.1%)
      50,000     TXU Corp.                                             3,126,000

                 ENTERTAINMENT  (3.3%)
     106,000     Clear Channel Communications, Inc.                    3,058,100
     170,000     Time Warner, Inc.                                     3,099,100
     114,000     Walt Disney Co. (The)                                 3,523,740
                                                                    ------------
                                                                       9,680,940
                 ENVIRONMENTAL  (1.1%)
      88,000     Waste Management, Inc.                                3,227,840

                 FINANCIAL SERVICES - DIVERSIFIED  (2.0%)
      60,000     Citigroup, Inc.                                       2,980,200
      56,000     SLM Corp.                                             2,910,880
                                                                    ------------
                                                                       5,891,080
                 FOOD PROCESSING  (3.0%)
      72,000     Archer-Daniels-Midland Co.                            2,727,360
      81,000     Campbell Soup Co.                                     2,956,500
      85,000     Kraft Foods, Inc. Class A                             3,031,100
                                                                    ------------
                                                                       8,714,960
                 FOREIGN ELECTRONICS  (3.0%)
      63,000     CANON, Inc. ADR                                       3,294,270
      36,000     Kyocera Corp. ADR                                     3,079,440
      62,000     Sony Corp.                                            2,502,320
                                                                    ------------
                                                                       8,876,030
                 INSURANCE - LIFE  (1.9%)
      85,000     Manulife Financial Corp.                              2,742,100
      53,000     MetLife, Inc.                                         3,004,040
                                                                    ------------
                                                                       5,746,140
                 INSURANCE - PROPERTY & CASUALTY  (2.1%)
      49,000     Allstate Corp. (The)                                  3,073,770
          31     Berkshire Hathaway, Inc. Class A*                     2,969,800
                                                                    ------------
                                                                       6,043,570
                 MEDICAL SERVICES  (1.0%)
      37,000     WellPoint, Inc. *                                     2,850,850

                                          Value Line Larger Companies Fund, Inc.

--------------------------------------------------------------------------------
                                                              September 30, 2006
--------------------------------------------------------------------------------

   Shares                                                              Value
--------------------------------------------------------------------------------
                 MEDICAL SUPPLIES  (3.0%)
      59,000     Abbott Laboratories                                $  2,865,040
      62,000     Baxter International, Inc.                            2,818,520
      61,000     Stryker Corp.                                         3,024,990
                                                                    ------------
                                                                       8,708,550
                 METALS & MINING DIVERSIFIED  (2.6%)
      58,000     Alcan, Inc.                                           2,312,460
      92,000     Alcoa, Inc.                                           2,579,680
      70,000     BHP Billiton Ltd. ADR                                 2,651,600
                                                                    ------------
                                                                       7,543,740
                 METALS FABRICATING  (0.9%)
      62,000     Illinois Tool Works, Inc.                             2,783,800

                 NEWSPAPER  (1.2%)
     165,000     News Corp. Class B                                    3,405,600

                 OILFIELD SERVICES/EQUIPMENT  (2.8%)
      41,000     Baker Hughes, Inc.                                    2,796,200
      49,000     Schlumberger Ltd.                                     3,039,470
      60,000     Weatherford International Ltd. *                      2,503,200
                                                                    ------------
                                                                       8,338,870
                 PAPER & FOREST PRODUCTS  (1.0%)
      85,000     International Paper Co.                               2,943,550

                 PETROLEUM - INTEGRATED  (6.1%)
      44,000     Chevron Corp.                                         2,853,840
      44,000     Exxon Mobil Corp.                                     2,952,400
      41,000     Marathon Oil Corp.                                    3,152,900
      60,000     Occidental Petroleum Corp.                            2,886,600
      35,000     Petroleo Brasileiro S.A. - Petrobras ADR              2,934,050
      59,000     Valero Energy Corp.                                   3,036,730
                                                                    ------------
                                                                      17,816,520
                 PHARMACY SERVICES (2.0%)
      52,000     Caremark Rx, Inc.                                     2,946,840
      65,000     Walgreen Co.                                          2,885,350
                                                                    ------------
                                                                       5,832,190
                 RECREATION  (1.0%)
      48,000     Harley-Davidson, Inc.                                 3,012,000

                 RETAIL BUILDING SUPPLY  (1.0%)
      84,000     Home Depot, Inc. (The)                                3,046,680

                 RETAIL STORE  (3.1%)
      48,000     J.C. Penney Company, Inc.                             3,282,720
      43,000     Kohl's Corp. *                                        2,791,560
      62,000     Wal-Mart Stores, Inc.                                 3,057,840
                                                                    ------------
                                                                       9,132,120
                 SECURITIES BROKERAGE  (4.5%)
      23,000     Bear Stearns Companies, Inc. (The)                    3,222,300
     188,000     Charles Schwab Corp. (The)                            3,365,200
       6,700     Chicago Mercantile Exchange Holdings, Inc.            3,204,275
      47,000     Morgan Stanley                                        3,426,770
                                                                    ------------
                                                                      13,218,545
                 SEMICONDUCTOR  (3.2%)
     176,000     Applied Materials, Inc.                               3,120,480
     298,697     Taiwan Semiconductor Manufacturing Co. Ltd. ADR       2,867,491
     100,000     Texas Instruments, Inc.                               3,325,000
                                                                    ------------
                                                                       9,312,971
                 STEEL - GENERAL  (0.9%)
      54,000     Nucor Corp.                                           2,672,460

                 TELECOMMUNICATION SERVICES  (4.4%)
      94,000     AT&T, Inc.                                            3,060,640
      63,000     BT Group PLC ADR                                      3,185,910
     375,000     Qwest Communications International, Inc. *            3,270,000
      68,000     Telefonica S.A. ADR                                   3,523,080
                                                                    ------------
                                                                      13,039,630
                 TELECOMMUNICATIONS EQUIPMENT  (3.0%)
     125,000     Cisco Systems, Inc. *                                 2,875,000
     131,000     Motorola, Inc.                                        3,275,000
     143,000     Nokia Corp. ADR                                       2,815,670
                                                                    ------------
                                                                       8,965,670
                 TOBACCO  (0.9%)
      45,000     Reynolds American, Inc.                               2,788,650

                 TOTAL COMMON STOCK AND TOTAL INVESTMENT
                   SECURITIES  (96.4%)
                   (Cost $273,324,278)                               283,528,986
                                                                    ------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1) (3.5%)
$ 10,300,000     With Morgan Stanley Dean Witter &
                   Co., 4.90%, dated 9/29/06, due
                   10/2/06, delivery value
                   $10,304,206 (collaterized by
                   $8,505,000 U.S. Treasury Notes
                   6.5%, due 11/15/26, with a value
                   of $10,515,462)                                    10,300,000
                                                                    ------------

                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $10,300,000)                                 10,300,000
                                                                    ------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (0.1%)                   178,922
                                                                    ------------
NET ASSETS  (100%)                                                  $294,007,908
                                                                    ------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($294,007,908 / 12,654,041 shares outstanding)                    $      23.23
                                                                    ------------

*     Non-income producing.

Value Line Larger Companies Fund, Inc.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

(1) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR   American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of September 30, 2006 was as follows:
                                                            Total Net
                                                            Unrealized
Total Cost          Appreciation       Depreciation         Appreciation
--------------------------------------------------------------------------------
$283,624,278        $19,534,958        $(9,330,250)         $10,204,708

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    November 27, 2006
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -----------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    November 27, 2006
         ------------------------